Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net earnings	$ 604	$ 397	$ 1,061	$ 1,185
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	22	100	251	149
Depreciation and amortization	1,270	1,232	2,532	2,433
Post-employment benefit plans cost	31	21	75	52
Net interest expense	401	346	785	676
Impairment of assets	60	0	73	34
Losses (gains) on investments	2	(79)	8	(79)
Net equity losses from investments in associates and joint ventures	93	377	93	377
Income taxes	231	273	397	543
Contributions to post-employment benefit plans	(10)	(13)	(28)	(28)
Payments under other post-employment benefit plans	(15)	(17)	(31)	(32)
Severance and other costs paid	(98)	(39)	(144)	(64)
Interest paid	(387)	(270)	(835)	(709)
Income taxes paid (net of refunds)	(131)	(200)	(466)	(364)
Acquisition and other costs paid	(11)	(5)	(26)	(5)
Change in contract assets	28	33	56	78
Change in wireless device financing plan receivables	50	24	107	65
Net change in operating assets and liabilities	(3)	185	(639)	(699)
Cash flows from operating activities	2,137	2,365	3,269	3,612
Cash flows used in investing activities
Capital expenditures	(978)	(1,307)	(1,980)	(2,393)
(Decrease) increase in short-term investments	(50)	0	250	0
Business acquisitions	(435)	(196)	(517)	(221)
Business dispositions	0	208	0	208
Spectrum licences	(414)	(145)	(518)	(156)
Other investing activities	(11)	(16)	(21)	15
Cash flows used in investing activities	(1,888)	(1,456)	(2,786)	(2,547)
Cash flows from (used in) financing activities
Increase (decrease) in notes payable	404	(101)	1,383	(184)
Decrease in securitized receivables	0	(500)	0	0
Issue of long-term debt	1,617	1,199	3,808	2,703
Repayment of long-term debt	(525)	(346)	(2,638)	(645)
Repurchase of a financial liability	0	0	0	(149)
Issue of common shares	0	8	0	18
Purchase of shares for settlement of share-based payments	(40)	(42)	(144)	(135)
Repurchase of preferred shares	(38)	(32)	(76)	(63)
Cash dividends paid on common shares	(910)	(882)	(1,793)	(1,721)
Cash dividends paid on preferred shares	(45)	(46)	(91)	(101)
Cash dividends paid by subsidiaries to non-controlling interest	(28)	(1)	(42)	(22)
Other financing activities	4	(7)	(14)	(15)
Cash flows from (used in) financing activities	439	(750)	393	(314)
Net increase (decrease) in cash	609	(201)	851	351
Cash at beginning of period	789	651	547	99
Cash at end of period	1,398	450	1,398	450
Net increase in cash equivalents	79	360	25	400
Cash equivalents at beginning of period	171	90	225	50
Cash equivalents at end of period	$ 250	$ 450	$ 250	$ 450